Schedule of accounts receivable net (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Credit Loss [Abstract]
Accounts receivable	$ 420,536	$ 574,536	$ 590,691	$ 252,818
Less: Allowance for expected credit losses	(44,181)	(60,360)	(9,802)	(9,102)
Total accounts receivable, net	$ 376,355	$ 514,176	$ 580,889	$ 243,716